Business Combinations and Acquisitions Narrative (Details) (USD $)	6 Months Ended		3 Months Ended				6 Months Ended
	Dec. 31, 2010	Sep. 20, 2010	Sep. 30, 2010 Sun Trust Acquisition [Member] years	Dec. 31, 2011 Sun Trust Acquisition [Member] years	Mar. 31, 2011 Sun Trust Acquisition [Member]	Dec. 31, 2010 Sun Trust Acquisition [Member]	Dec. 31, 2010 Sun Trust Acquisition [Member] Money Market Funds [Member]
Business acquisition assets under management acquired							$ 14,100,000,000
Total upfront payments	6,600,000
Business Acquisition Contingent Consideration Payable Period			5
Business Acquisition, Contingent Consideration, at Fair Value		20,100,000
Estimated remaining contingent purchase price payments				19,000,000
Remaining Business Acquisition Contingent Consideration Payable Period				4
Identifiable intangible assets, indefinite life					24,100,000
Fair value of future consideration payments liability				13,400,000
Fair value of future consideration payments liability, current				4,000,000		5,300,000
Fair value of future consideration payments liability, noncurrent				$ 9,400,000